TAXATION - Summary Deferred tax Liabilities (Details) - Deferred Tax Liabilities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Liabilities, Net [Abstract]
Prepaid member training costs	¥ 9,288	¥ 34,514
Gain or loss from changes in fair values	11,312
Others	3,104	5,907
Total deferred tax liabilities	¥ 23,704	¥ 40,421